Earnings per share (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of earnings per share

	2019 A$’000	2018 A$’000	2017 A$’000

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(10,270)	(6,039)	(10,670)

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(10,270)	(6,039)	(10,670)

	Number	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	57,503,555	48,376,525	467,833,849

Weighted average number of ordinary shares used in calculating Diluted earnings per share	57,503,555	48,376,525	467,833,849

	Cents	Cents	Cents
Basic earnings per share	(17.86)	(12.48)	(2.28)
Diluted earnings per share	(17.86)	(12.48)	(2.28)